Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Tech Hardware Portfolio
November 30, 2024
COM-NPRT3-0125
1.810671.120
Common Stocks - 98.7%
	Shares	Value ($)
CHINA - 2.2%
Information Technology - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Xiaomi Corp B Shares (a)(b)(c)	6,421,471	23,111,382
JAPAN - 14.8%
Communication Services - 4.9%
Entertainment - 4.9%
Nintendo Co Ltd	856,344	50,258,914
Consumer Discretionary - 4.2%
Household Durables - 4.2%
Sony Group Corp	2,162,288	43,410,809
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 0.2%
Kyocera Corp	257,648	2,541,018
Semiconductors & Semiconductor Equipment - 1.3%
Renesas Electronics Corp	967,371	12,688,126
Technology Hardware, Storage & Peripherals - 4.2%
FUJIFILM Holdings Corp	1,852,741	41,920,810
TOTAL INFORMATION TECHNOLOGY		57,149,954

TOTAL JAPAN		150,819,677
KOREA (SOUTH) - 9.6%
Information Technology - 9.6%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	117,517	13,723,106
Technology Hardware, Storage & Peripherals - 8.3%
Samsung Electronics Co Ltd	2,132,852	83,886,560
TOTAL KOREA (SOUTH)		97,609,666
TAIWAN - 3.6%
Information Technology - 3.6%
Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Co Ltd	908,415	28,317,179
Technology Hardware, Storage & Peripherals - 0.8%
Wiwynn Corp	138,277	8,347,131
TOTAL TAIWAN		36,664,310
UNITED STATES - 68.5%
Communication Services - 3.6%
Interactive Media & Services - 3.6%
Alphabet Inc Class A	134,987	22,806,054
Meta Platforms Inc Class A	24,156	13,873,274
		36,679,328
Information Technology - 64.9%
Communications Equipment - 28.6%
Arista Networks Inc (a)	177,129	71,882,491
Ciena Corp (a)(d)	395,606	27,581,650
Cisco Systems Inc	2,057,636	121,832,628
Motorola Solutions Inc	141,923	70,918,923
		292,215,692
Electronic Equipment, Instruments & Components - 4.4%
Insight Enterprises Inc (a)	68,045	10,645,640
Jabil Inc	54,630	7,420,393
TD SYNNEX Corp	222,610	26,488,364
		44,554,397
Semiconductors & Semiconductor Equipment - 0.9%
Marvell Technology Inc	104,311	9,668,587
Software - 8.5%
Microsoft Corp	86,271	36,532,318
Palo Alto Networks Inc (a)	129,120	50,075,318
		86,607,636
Technology Hardware, Storage & Peripherals - 22.5%
Apple Inc	497,146	117,987,660
Dell Technologies Inc Class C	365,962	46,693,092
HP Inc	73,693	2,610,942
Pure Storage Inc Class A (a)(d)	446,297	23,649,278
Seagate Technology Holdings PLC	294,227	29,814,022
Super Micro Computer Inc (a)(d)	282,037	9,205,688
		229,960,682
TOTAL INFORMATION TECHNOLOGY		663,006,994

TOTAL UNITED STATES		699,686,322
TOTAL COMMON STOCKS (Cost $604,978,944)		1,007,891,357

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Vast Data Ltd Series A (e)(f)	5,512	112,114
Vast Data Ltd Series A1 (e)(f)	13,567	275,953
Vast Data Ltd Series A2 (e)(f)	15,607	317,446
Vast Data Ltd Series B (e)(f)	12,418	252,582
Vast Data Ltd Series C (e)(f)	362	7,363
Vast Data Ltd Series E (e)(f)	11,867	241,375

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $783,200)		1,206,833

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.64	13,908,833	13,911,615
Fidelity Securities Lending Cash Central Fund (g)(h)	4.64	12,766,673	12,767,950
TOTAL MONEY MARKET FUNDS (Cost $26,679,565)			26,679,565

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $632,441,709)	1,035,777,755
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(14,079,688)
NET ASSETS - 100.0%	1,021,698,067

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,111,382 or 2.3% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,111,382 or 2.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,206,833 or 0.1% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Vast Data Ltd Series A	11/28/23	60,632

Vast Data Ltd Series A1	11/28/23	149,237

Vast Data Ltd Series A2	11/28/23	171,677

Vast Data Ltd Series B	11/28/23	136,598

Vast Data Ltd Series C	11/28/23	3,982

Vast Data Ltd Series E	11/28/23	261,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,916,079	155,643,095	143,649,212	390,943	1,653	-	13,911,615	0.0%
Fidelity Securities Lending Cash Central Fund	3,339,525	235,017,771	225,589,346	4,324	-	-	12,767,950	0.0%
Total	5,255,604	390,660,866	369,238,558	395,267	1,653	-	26,679,565

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.